UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00733
 Triangle Capital Corporation
(Name of Registrant)

3700 Glenwood Avenue, Suite 530
Raleigh, North Carolina 27612
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)                                 Title of the class of securities of Triangle Capital Corporation (the “Company”) to be redeemed:

6.375% Senior Notes due 2022 (CUSIP No. 895848 307; NYSE: TCCA) (the “Notes”).

(2)           Date on which the securities are to be redeemed:

The Notes will be redeemed on August 30, 2018 (the “Redemption Date”).

(3)           Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Section 11.04 of the Company’s base indenture governing the Notes, dated as of March 2, 2012 (the “Base Indenture”), between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee, and (ii) Section 1.01(h) of the Second Supplemental Indenture, dated as of October 19, 2012, between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee (the “Second Supplemental Indenture”).

(4)           The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($80,500,000 aggregate principal amount) pursuant to the terms of the Base Indenture and the Second Supplemental Indenture.

SIGNATURES
Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 31st day of July, 2018.

Triangle Capital Corporation

Date: July 31, 2018	By:	/s/ E. Ashton Poole
E. Ashton Poole
Chief Executive Officer